INTANGIBLE AND OTHER ASSETS	12 Months Ended
Dec. 31, 2013
INTANGIBLES AND OTHER ASSETS
INTANGIBLES AND OTHER ASSETS
INTANGIBLE AND OTHER ASSETS

at December 31 (millions of Canadian dollars)	2013	2012
Capital projects under development	571	34
PPAs	324	376
Deferred income tax assets and charges (Note 16)	225	168
Loans and advances[1]	183	196
Fair value of derivative contracts (Note 23)	112	187
Employee post-retirement benefits (Note 22)	16	11
Other	524	434
	1,955	1,406

1
As at December 31, 2013, TransCanada held a $226 million (2012 – $236 million) note receivable from the seller of Ravenswood which bears interest at 6.75 per cent and matures in 2040. The current portion of the note receivable of $43 million (2012 – $40 million) is included in Other Current Assets.

The following amounts related to PPAs are included in Intangible and Other Assets:

	2013			2012
at December 31 (millions of Canadian dollars)	Cost	Accumulated Amortization	Net Book Value	Cost	Accumulated Amortization	Net Book Value
Sheerness	585	312	273	585	273	312
Sundance A	225	174	51	225	161	64
	810	486	324	810	434	376

Amortization expense for these PPAs was $52 million for the year ended December 31, 2013 (2012 and 2011 – $52 million). The expected annual amortization expense for 2014 to 2017 is $52 million and in 2018 is $39 million.
Sundance A
In December 2010, Sundance A Units 1 and 2 were withdrawn from service and were subject to a force majeure claim by TransAlta Corporation. In January 2011, TransCanada disputed this claim which was then subject to arbitration. In July 2012, TransCanada received the binding arbitration decision. The arbitration panel determined that the PPA should not be terminated and ordered TransAlta Corporation to return Units 1 and 2 to service. Unit 1 returned to service in September 2013, followed by Unit 2 in October 2013.
Between December 2010 and March 2012, TransCanada recorded revenues and costs related to the Sundance A PPA as though the outages of Units 1 and 2 were interruptions of supply. As a result of the above decision, TransCanada recorded a $50 million pre-tax charge in 2012, comprised of $20 million and $30 million previously accrued in 2011 and 2012, respectively, as these amounts were no longer recoverable.